U. S. GOVERNMENT SECURITIES 10K (Details) - U.S. government securities - USD ($)	Jan. 31, 2017	Jan. 31, 2016
Carrying Value
Due within one year	$ 456,058	$ 5,740,659
Due after one year		456,058
Total	456,058	6,196,717
Fair Value, Inputs, Level 1 [Member]
Fair Value
Due within one year	455,050	5,731,091
Due after one year		455,682
Total	$ 455,050	$ 6,186,773